Derivative and Hedging Instruments - Additional Information (Detail) (Futures, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Collateral securities, fair value	$ 29,677	$ 12,366